Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of intangible assets [text block] [Abstract]
Schedule of intangible assets
	Cost				Accumulated amortization
	Balance at	Additions	Impairment	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during	at end	beginning	during	During	at end	December 31,
2020:	of year	the year	the year	of year	of year	the year	the year	of year	2020
	U.S. dollar in thousands
Technology	4,959	100	-	5,059	592	983		1,575	3,484
Customer relations	259	515	-	774	19	38	-	57	717
Goodwill	6,877	1,269	(2,759)	5,387	-				5,387
	12,095	1,884	(2,759)	11,220	611	1,021	-	1,632	9,588
	Cost				Accumulated amortization
	Balance at	Additions	Retirements and Impairment	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during	at end	beginning	during	During	at end	December 31,
2019:	of year	the year	the year	of year	of year	the year	the year	of year	2019
	U.S. dollar in thousands
Technology	2,263	4,651	(1,955)	4,959	1,469	808	(1,685)	592	4,367
Customer relations	38	259	(38)	259	36	21	(38)	19	240
Goodwill	523	7,356	(1,002)	6,877	-	-	-	-	6,877
	2,824	12,266	(2,995)	12,095	1,505	829	(1,723)	611	11,484
	Cost				Accumulated amortization
	Balance at	Additions	Retirements	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during	at end	beginning	during	During	at end	December 31,
2018:	of year	the year	the year	of year	of year	the year	the year	of year	2018
	U.S. dollar in thousands
Technology	1,955	308	-	2,263	1,199	270	-	1,469	794
Customer relations	38	-	-	38	30	6	-	36	2
Goodwill	523	-	-	523	-	-	-	-	523
	2,516	308	-	2,824	1,229	276	-	1,505	1,319